Fair Value Disclosure for Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosure for Non-financial Assets
Schedule of non-financial assets measured at fair value in consolidated statements of financial position, classified by level

Assets measured at fair value on a recurring basis as at December 31, 2019:

	Level 1	Level 2	Level 3
Investment property	$—	$—	$38,205

Assets measured at fair value on a recurring basis as at December 31, 2018:

	Level 1	Level 2	Level 3
Inventories	$2,238	$—	$—
Investment property	—	—	37,804
Total	$2,238	$—	$37,804